Long-term Debt, Annual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Maturities of Long-Term Debt [Line Items]
2016	$ 31,904
2017	21,953
2018	22,961
2019	21,402
2020	20,236
Thereafter	81,080
Total	199,536	$ 183,943
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	117,791	97,275
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
2016	14,713
2017	13,259
2018	8,189
2019	6,384
2020	12,998
Thereafter	62,111
Total	$ 117,654	$ 97,136